CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (unaudited) - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2020	$ 204	$ 755,390	$ (86,669)	$ 366,652	$ 1,035,577
Balance (in shares) at Dec. 31, 2020	20,449
Increase (Decrease) in Stockholders' Equity
Net Income				296,780	296,780
Stock compensation	$ 2	4,907			4,909
Stock compensation (in shares)	150
Net movement in other comprehensive income			20,480		20,480
Balance at Mar. 31, 2021	$ 206	760,297	(66,189)	663,432	1,357,746
Balance (in shares) at Mar. 31, 2021	20,599
Balance at Dec. 31, 2020	$ 204	755,390	(86,669)	366,652	1,035,577
Balance (in shares) at Dec. 31, 2020	20,449
Increase (Decrease) in Stockholders' Equity
Net Income					669,617
Net movement in other comprehensive income					12,818
Balance at Jun. 30, 2021	$ 206	760,869	(73,851)	1,025,969	1,713,193
Balance (in shares) at Jun. 30, 2021	20,599
Balance at Mar. 31, 2021	$ 206	760,297	(66,189)	663,432	1,357,746
Balance (in shares) at Mar. 31, 2021	20,599
Increase (Decrease) in Stockholders' Equity
Net Income				372,837	372,837
Issuance of common stock		2			2
Dividends				(10,300)	(10,300)
Stock compensation		570			570
Net movement in other comprehensive income			(7,662)		(7,662)
Balance at Jun. 30, 2021	$ 206	760,869	(73,851)	1,025,969	1,713,193
Balance (in shares) at Jun. 30, 2021	20,599
Balance at Dec. 31, 2021	$ 207	770,676	(71,455)	1,388,595	2,088,023
Balance (in shares) at Dec. 31, 2021	20,717
Increase (Decrease) in Stockholders' Equity
Net Income				331,465	331,465
Dividends				(15,537)	(15,537)
Stock compensation		124			124
Net movement in other comprehensive income			893		893
Balance at Mar. 31, 2022	$ 207	770,800	(70,562)	1,704,523	2,404,968
Balance (in shares) at Mar. 31, 2022	20,717
Balance at Dec. 31, 2021	$ 207	770,676	(71,455)	1,388,595	2,088,023
Balance (in shares) at Dec. 31, 2021	20,717
Increase (Decrease) in Stockholders' Equity
Net Income					339,689
Net movement in other comprehensive income					1,796
Balance at Jun. 30, 2022	$ 205	759,723	(69,659)	1,697,209	2,387,478
Balance (in shares) at Jun. 30, 2022	20,539
Balance at Mar. 31, 2022	$ 207	770,800	(70,562)	1,704,523	2,404,968
Balance (in shares) at Mar. 31, 2022	20,717
Increase (Decrease) in Stockholders' Equity
Net Income				8,224	8,224
Issuance of common stock		5			5
Repurchase of common stock	$ (2)	(11,206)			(11,208)
Repurchase of common stock (in shares)	(178)
Dividends				(15,538)	(15,538)
Stock compensation		124			124
Net movement in other comprehensive income			903		903
Balance at Jun. 30, 2022	$ 205	$ 759,723	$ (69,659)	$ 1,697,209	$ 2,387,478
Balance (in shares) at Jun. 30, 2022	20,539